LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Loss Per Share
LOSS PER SHARE

9. LOSS PER SHARE

	For the years ended December 31,
	2024	2023	2022
Loss attributable to holders of ordinary shares (USD’000):
Net loss from continuing operations	(10,544)	(12,258)	(1,475)
Net loss from discontinued operations	-	10,233	(7,132)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share*	331,480	55,505	20,922
Weighted average number of ordinary shares outstanding used in computing diluted (loss)/earnings per share*	345,008	64,743	20,922
Loss per share - basic (USD)
- From continuing operations	(31.81)	(220.84)	(70.50)
- From discontinued operations	-	184.36	(340.89)
Loss per share - diluted (USD)
- From continuing operations**	(31.81)	(220.84)	(70.50)
- From discontinued operations	-	158.06	(340.89)

*	The number of shares reflected the 1-for-40 reverse split effective on April 3, 2025.
**	Earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year

Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the year ended December 31, 2024, about 50,070 potential shares of common stock (pre-reverse split) related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share from continuing operations as such shares are antidilutive when there is a loss. There were 369,522 and 370,175 pre-reverse splits, outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive for the years ended December 31, 2023 and 2022, respectively.